Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 110.2%
Security	Shares	Value
Aerospace & Defense — 1.7%
Safran S.A.	166,010	$ 23,871,492
		$ 23,871,492
Air Freight & Logistics — 1.7%
GXO Logistics, Inc.(1)(2)	434,759	$ 22,750,938
		$ 22,750,938
Automobiles — 1.1%
Stellantis NV	510,886	$ 8,031,634
Tesla, Inc.(1)	39,138	6,779,484
		$ 14,811,118
Banks — 7.5%
Banco Santander S.A.	6,165,227	$ 21,547,094
Citigroup, Inc.	290,924	15,192,051
HDFC Bank, Ltd.	783,134	15,433,109
HSBC Holdings PLC	2,469,972	18,199,608
M&T Bank Corp.	65,697	10,248,732
Toronto-Dominion Bank (The)	139,323	9,639,679
U.S. Bancorp	263,928	13,143,615
		$ 103,403,888
Beverages — 3.8%
Coca-Cola Co. (The)(2)	539,550	$ 33,085,206
Diageo PLC	426,613	18,654,110
		$ 51,739,316
Biotechnology — 1.7%
CSL, Ltd.	110,710	$ 23,376,462
		$ 23,376,462
Building Products — 1.5%
Assa Abloy AB, Class B	500,223	$ 11,783,378
Daikin Industries, Ltd.	49,035	8,517,114
		$ 20,300,492
Capital Markets — 2.3%
London Stock Exchange Group PLC	93,688	$ 8,576,656
State Street Corp.	143,123	13,071,424
Stifel Financial Corp.	153,710	10,361,591
		$ 32,009,671
Security	Shares	Value
Electric Utilities — 4.3%
Enel SpA	3,953,640	$ 23,279,508
Iberdrola S.A.	1,643,845	19,285,204
NextEra Energy, Inc.(2)	232,091	17,320,951
		$ 59,885,663
Electrical Equipment — 2.7%
AMETEK, Inc.(2)	145,442	$ 21,077,454
Schneider Electric SE	98,131	15,918,374
		$ 36,995,828
Electronic Equipment, Instruments & Components — 4.9%
CDW Corp.	111,442	$ 21,845,975
Halma PLC	445,443	11,859,486
Keyence Corp.	19,499	8,976,731
Keysight Technologies, Inc.(1)(2)	53,695	9,630,198
TE Connectivity, Ltd.	118,640	15,085,076
		$ 67,397,466
Entertainment — 2.4%
Walt Disney Co. (The)(1)	307,151	$ 33,322,812
		$ 33,322,812
Equity Real Estate Investment Trusts (REITs) — 1.1%
Healthpeak Properties, Inc.	526,776	$ 14,475,804
		$ 14,475,804
Food Products — 4.4%
Mondelez International, Inc., Class A	375,114	$ 24,547,460
Nestle S.A.	297,560	36,305,012
		$ 60,852,472
Gas Utilities — 0.8%
Snam SpA	2,286,569	$ 11,646,707
		$ 11,646,707
Health Care Equipment & Supplies — 5.3%
Alcon, Inc.	158,568	$ 11,965,304
Boston Scientific Corp.(1)(2)	484,257	22,396,886
Intuitive Surgical, Inc.(1)(2)	71,838	17,649,878
Siemens Healthineers AG(3)	220,827	11,842,658
Straumann Holding AG	65,230	8,541,020
		$ 72,395,746
Hotels, Restaurants & Leisure — 2.9%
Compass Group PLC	1,199,607	$ 28,656,216

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	164,908	$ 11,448,499
		$ 40,104,715
Industrial Conglomerates — 1.5%
Siemens AG	135,179	$ 21,115,673
		$ 21,115,673
Insurance — 4.7%
AIA Group, Ltd.	1,198,164	$ 13,548,412
Allstate Corp. (The)	66,743	8,574,473
Assurant, Inc.	78,020	10,344,672
Aviva PLC	1,588,538	8,924,558
AXA S.A.	362,053	11,295,699
RenaissanceRe Holdings, Ltd.	58,598	11,467,043
		$ 64,154,857
Interactive Media & Services — 3.2%
Alphabet, Inc., Class C(1)(2)	444,443	$ 44,386,522
		$ 44,386,522
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)(2)	323,116	$ 33,322,953
		$ 33,322,953
IT Services — 3.4%
Amadeus IT Group S.A.(1)	196,359	$ 12,371,393
Fidelity National Information Services, Inc.(2)	210,190	15,772,658
Visa, Inc., Class A	78,377	18,043,169
		$ 46,187,220
Leisure Products — 0.9%
Yamaha Corp.	328,107	$ 12,758,135
		$ 12,758,135
Life Sciences Tools & Services — 1.3%
Danaher Corp.	65,786	$ 17,392,503
		$ 17,392,503
Machinery — 1.4%
Ingersoll Rand, Inc.	214,762	$ 12,026,672
Kone Oyj, Class B	134,473	7,315,466
		$ 19,342,138
Metals & Mining — 2.1%
Anglo American PLC	364,558	$ 15,723,524
Security	Shares	Value
Metals & Mining (continued)
Rio Tinto, Ltd.	140,707	$ 12,626,660
		$ 28,350,184
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)(2)	140,255	$ 21,063,496
		$ 21,063,496
Multi-Utilities — 0.5%
CMS Energy Corp.	109,933	$ 6,946,666
		$ 6,946,666
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.(2)	14,073	$ 2,448,983
ConocoPhillips	251,437	30,642,627
EOG Resources, Inc.	211,942	28,029,330
		$ 61,120,940
Personal Products — 0.5%
Kose Corp.	65,038	$ 7,175,829
		$ 7,175,829
Pharmaceuticals — 9.0%
AstraZeneca PLC	131,789	$ 17,266,001
Eli Lilly & Co.(2)	41,851	14,403,022
Novo Nordisk A/S, Class B	181,368	25,099,475
Roche Holding AG PC	75,890	23,690,609
Sanofi	255,620	25,031,441
Zoetis, Inc.	108,738	17,995,052
		$ 123,485,600
Professional Services — 3.7%
Recruit Holdings Co., Ltd.	479,334	$ 15,415,506
RELX PLC	556,463	16,531,905
SGS S.A.	3,085	7,497,679
Verisk Analytics, Inc.	62,463	11,355,149
		$ 50,800,239
Semiconductors & Semiconductor Equipment — 5.1%
ASML Holding NV	36,793	$ 24,344,002
Infineon Technologies AG	403,221	14,520,172
Micron Technology, Inc.(2)	245,722	14,817,037
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	182,169	16,892,531
		$ 70,573,742

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 7.0%
Adobe, Inc.(1)(2)	52,594	$ 19,477,662
Intuit, Inc.	40,968	17,315,945
Microsoft Corp.(2)	243,635	60,375,189
		$ 97,168,796
Specialty Retail — 1.4%
TJX Cos., Inc. (The)	241,574	$ 19,775,248
		$ 19,775,248
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.(2)	255,207	$ 36,823,818
		$ 36,823,818
Textiles, Apparel & Luxury Goods — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	17,141	$ 14,963,675
		$ 14,963,675
Tobacco — 0.8%
Imperial Brands PLC	453,613	$ 11,379,436
		$ 11,379,436
Trading Companies & Distributors — 1.5%
Ashtead Group PLC	155,641	$ 10,251,881
IMCD NV	69,378	10,998,620
		$ 21,250,501
Total Common Stocks (identified cost $1,358,454,060)		$1,518,878,761

Corporate Bonds — 11.8%
Security	Principal Amount (000's omitted)	Value
Banks — 7.0%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)	$375	$ 378,501
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	1,000	786,998
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	2,470	2,380,080
7.625% to 1/10/28(3)(4)(5)	1,160	1,148,852
8.375% to 10/14/30(3)(4)(5)	1,105	1,137,265
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(5)	75	65,451
Series TT, 6.125% to 4/27/27(4)(5)	2,338	2,346,183
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(5)	$3,385	$ 3,606,617
Barclays PLC:
6.125% to 12/15/25(4)(5)	3,796	3,629,887
8.00% to 3/15/29(4)(5)	3,629	3,653,133
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	3,800	3,531,557
BNP Paribas S.A.:
4.625% to 2/25/31(3)(4)(5)	1,210	992,815
7.75% to 8/16/29(3)(4)(5)	3,950	4,098,125
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	7,326	6,795,900
Credit Suisse Group AG:
5.25% to 2/11/27(3)(4)(5)	1,289	969,972
9.75% to 6/23/27(3)(4)(5)	6,437	6,259,982
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	3,200	2,896,000
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	3,637	3,092,359
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	2,926	2,888,550
ING Groep NV, 6.50% to 4/16/25(4)(5)	983	962,146
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	3,253	2,972,429
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	6,125	6,087,760
Natwest Group PLC:
4.60% to 6/28/31(4)(5)	752	578,100
6.00% to 12/29/25(4)(5)	1,642	1,572,215
8.00% to 8/10/25(4)(5)	5,035	5,097,711
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(4)(5)	2,475	2,481,930
Societe Generale S.A.:
5.375% to 11/18/30(3)(4)(5)	3,548	3,059,900
9.375% to 11/22/27(3)(4)(5)	662	712,477
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	2,349	2,014,913
SVB Financial Group., Series C, 4.00% to 5/15/26(4)(5)	1,461	1,171,530
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(5)	4,575	4,866,656
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	2,750	2,261,600
6.875% to 8/7/25(4)(5)(6)	1,471	1,464,123
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	3,765	3,664,520
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	5,420	4,999,950
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	1,501	1,480,821
		$ 96,107,008
Capital Markets — 0.5%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$3,510	$ 3,366,933

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(4)(5)	$3,551	$ 3,276,330
		$ 6,643,263
Diversified Financial Services — 0.4%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(3)(7)	$3,050	$ 45,746
10.00%, 12/19/22(3)(7)	443	2,722
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(4)(5)	5,139	4,528,744
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)	1,046	931,702
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)(7)	1,325	59,625
		$ 5,568,539
Electric Utilities — 1.0%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,941	$ 1,746,900
Edison International, Series B, 5.00% to 12/15/26(4)(5)	757	674,934
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	3,025	2,982,297
Sempra Energy, 4.125% to 1/1/27, 4/1/52(5)	4,252	3,728,351
Southern California Edison Co., Series E, 8.639%, (3 mo. USD LIBOR + 4.199%)(4)(8)	1,705	1,692,212
Southern Co. (The), Series 21-A, 3.75% to 6/15/26, 9/15/51(5)	2,980	2,601,081
		$ 13,425,775
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(3)(4)	$5,982	$ 5,659,929
		$ 5,659,929
Gas Utilities — 0.3%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$4,965	$ 4,841,160
		$ 4,841,160
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$2,886	$ 2,442,220
		$ 2,442,220
Insurance — 1.1%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(3)(5)	$3,575	$ 3,561,344
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	3,300	2,828,892
Lincoln National Corp., 9.25% to 12/1/27(4)(5)	1,046	1,158,445
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(5)	$1,490	$ 1,391,995
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	6,060	5,984,250
		$ 14,924,926
Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$2,795	$ 2,751,328
		$ 2,751,328
Oil and Gas — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	$2,750	$ 2,599,636
		$ 2,599,636
Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners, L.P., Series C, 8.879%, (3 mo. USD LIBOR + 4.11%)(4)(8)	$3,952	$ 3,325,509
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	6,981	6,981
Plains All American Pipeline, L.P., Series B, 8.716%, (3 mo. USD LIBOR + 4.11%)(4)(8)	2,668	2,441,220
		$ 5,773,710
Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$2,514	$ 2,109,070
		$ 2,109,070
Total Corporate Bonds (identified cost $179,797,491)		$ 162,846,564

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Equity Funds — 0.3%
Global X U.S. Preferred ETF	81,664	$ 1,765,576
iShares Preferred & Income Securities ETF	51,619	1,734,398
Total Exchange-Traded Funds (identified cost $3,538,239)		$ 3,499,974

Preferred Stocks — 5.3%
Security	Shares	Value
Banks — 1.3%
AgriBank FCB, 6.875% to 1/1/24(5)	50,890	$ 5,097,906

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	4,562	$ 459,374
First Republic Bank:
Series M, 4.00%	160,200	2,928,456
Series N, 4.50%	56,986	1,131,172
JPMorgan Chase & Co., Series LL, 4.625%	353,588	7,598,606
Wells Fargo & Co., Series L, 7.50% (Convertible)	826	1,039,100
		$ 18,254,614
Capital Markets — 0.6%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,869,600
KKR Group Finance Co. IX, LLC, 4.625%	191,825	3,792,380
Stifel Financial Corp., Series D, 4.50%	115,200	2,215,296
		$ 8,877,276
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	178,000	$ 3,163,060
SCE Trust III, Series H, 5.75% to 3/15/24(5)	70,122	1,567,227
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	37,216	748,041
SCE Trust V, Series K, 5.45% to 3/15/26(5)	68,884	1,531,291
SCE Trust VI, 5.00%	5,588	116,119
Southern Co. (The), 4.95%	125,000	2,820,000
		$ 9,945,738
Equity Real Estate Investment Trusts (REITs) — 0.2%
SITE Centers Corp., Series A, 6.375%	88,127	$ 2,206,700
		$ 2,206,700
Insurance — 0.6%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	168,102	$ 4,321,903
Arch Capital Group, Ltd., Series G, 4.55%	84,578	1,690,714
RenaissanceRe Holdings, Ltd., Series G, 4.20%	150,000	2,727,000
		$ 8,739,617
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 10.379%, (3 mo. USD LIBOR + 5.643%)(8)	359,474	$ 8,354,176
		$ 8,354,176
Pipelines — 0.4%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(5)	116,000	$ 2,766,600
Series E, 7.60% to 5/15/24(5)	100,950	2,422,800
		$ 5,189,400
Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	115,762	$ 2,111,499
Series A-1, 6.50%	102,075	2,059,874
Series A2, 6.375%	134,005	2,662,679
		$ 6,834,052
Telecommunications — 0.4%
United States Cellular Corp., 5.50%	282,650	$ 5,243,158
		$ 5,243,158
Total Preferred Stocks (identified cost $82,412,555)		$ 73,644,731

Miscellaneous — 0.0%
Security	Principal Amount	Value
Diversified Financial Services — 0.0%
Alpha Holding S.A., Escrow Certificates(1)(9)	$7,410,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(10)	14,394,394	$ 14,394,394
Total Short-Term Investments (identified cost $14,394,394)		$ 14,394,394
Total Investments — 128.6%(11) (identified cost $1,638,596,739)		$1,773,264,424
Other Assets, Less Liabilities — (28.6)%		$ (394,789,950)
Net Assets — 100.0%		$1,378,474,474
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2023 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2023 was $312,652,803 and the total market value of the collateral received by State Street Bank and Trust Company was $315,197,830, comprised of cash.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $67,742,265 or 4.9% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $1,464,123 or 0.1% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	52.3%	$927,730,260
United Kingdom	11.5	203,197,958
Switzerland	6.4	114,040,377
France	5.6	99,943,998
Spain	3.2	56,735,248
Japan	3.0	52,843,315
Germany	2.7	47,478,503
Netherlands	2.5	44,336,402
Australia	2.4	42,365,873
Italy	2.2	38,590,735
Canada	1.5	26,700,529
Denmark	1.4	25,099,475
Taiwan	0.9	16,892,531
India	0.9	15,433,109
Bermuda	0.8	14,194,043
Hong Kong	0.8	13,548,412
Sweden	0.7	11,783,378
Mexico	0.4	7,373,926
Finland	0.4	7,315,466
Ireland	0.2	3,366,933
Colombia	0.0(1)	786,998
Brazil	0.0(1)	6,981
Exchange-Traded Funds	0.2	3,499,974
Total Investments	100.0%	$1,773,264,424
(1)	Amount is less than 0.05%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	55	Long	3/17/23	$ 11,247,500	$477,772
STOXX Europe 600 Utilities Index	(546)	Short	3/17/23	(10,880,396)	(44,934)
					$432,838
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
Currency Abbreviations:
USD	– United States Dollar

At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,394,394, which represents 1.0% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,487,539	$65,319,516	$(62,412,661)	$ —	$ —	$14,394,394	$140,355	14,394,394
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 77,709,334	$ —	$ —	$ 77,709,334
Consumer Discretionary	80,941,181	75,858,159	—	156,799,340
Consumer Staples	57,632,666	73,514,387	—	131,147,053
Energy	61,120,940	—	—	61,120,940
Financials	102,043,280	97,525,136	—	199,568,416
Health Care	89,837,341	146,812,970	—	236,650,311
Industrials	67,210,213	149,217,088	—	216,427,301
Information Technology	246,079,258	72,071,784	—	318,151,042
Materials	—	28,350,184	—	28,350,184
Real Estate	14,475,804	—	—	14,475,804
Utilities	24,267,617	54,211,419	—	78,479,036
Total Common Stocks	$821,317,634	$697,561,127**	$ —	$1,518,878,761
Corporate Bonds	$ —	$162,846,564	$ —	$ 162,846,564
Exchange-Traded Funds	3,499,974	—	—	3,499,974
Preferred Stocks:
Communication Services	5,243,158	—	—	5,243,158
Energy	13,543,576	—	—	13,543,576

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Financials	$ 30,314,227	$ 5,557,280	$ —	$ 35,871,507
Real Estate	9,040,752	—	—	9,040,752
Utilities	9,945,738	—	—	9,945,738
Total Preferred Stocks	$ 68,087,451	$ 5,557,280	$ —	$ 73,644,731
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	14,394,394	—	—	14,394,394
Total Investments	$907,299,453	$865,964,971	$ 0	$1,773,264,424
Futures Contracts	$ 477,772	$ —	$ —	$ 477,772
Total	$907,777,225	$865,964,971	$ 0	$1,773,742,196
Liability Description
Futures Contracts	$ (44,934)	$ —	$ —	$ (44,934)
Total	$ (44,934)	$ —	$ —	$ (44,934)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.